Label	Element	Value
Document And Entity Information Elements	ck0001141306_DocumentDocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2013
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013